Contractual obligations and commitments	6 Months Ended
Jun. 30, 2021
Contractual obligations and commitments
Contractual obligations and commitments
16.	Contractual obligations and commitments

The Company’s manufacturing commitments with Lonza, its drug substance manufacturing contractor, relate to the ongoing execution of the biologic license application (BLA) services for efgartigimod and its manufacturing activities related to the potential future commercialisation. In December 2018, the Company signed its first commercial supply agreement with Lonza related to the reservation of commercial drug substance supply capacity for efgartigimod. In the aggregate, the Company has outstanding commitments for efgartigimod under the first commercial supply agreement of $140.7 million.